Note 12 - Investments in Associates - Schedule of Reconciliation (Details) - CAD ($) $ in Thousands						12 Months Ended
	Oct. 04, 2024	Mar. 12, 2024	Oct. 13, 2022	Sep. 30, 2022	Feb. 25, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Carrying amount, investment in Dolly Varden						$ 29,456	$ 36,248
Less: FVLCD						(7,042)	0	$ (6,774)
Impairment expense recognized						100,873	0	5,506
Dolly Varden [member]
Statement Line Items [Line Items]
Carrying amount, investment in Dolly Varden			$ 55,265			$ 29,355	$ 36,126	$ 42,303
Equity interest transferred to held for sale	16.11%	19.99%	22.20%		35.33%	16.11%
Carrying amount transferred to asset held for sale			$ 12,280
Less: FVLCD	$ (3,356)	$ (4,006)	(6,774)			$ (7,042)
Impairment expense recognized			$ 5,506	$ 5,506